Significant Accounting Policies- Revenue and Expense Recognized for Advertising Barter Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net revenues	$ 8,088	$ 9,636	$ 8,955
Direct advertising expenses	3,971	3,982	3,633
General and administrative expenses	$ 3,144	$ 4,986	$ 4,758